DISCONTINUED OPERATIONS, SIGNIFICANT DISPOSALS AND OTHER BUSINESS EXITS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summarized financial information disposal groups including discontinued operations
The following table summarizes financial information for all Discontinued operations:

In millions of dollars	2021	2020	2019
Total revenues, net of interest expense	$—	$—	$—
Income (loss) from discontinued operations	$7	$(20)	$(31)
Benefit for income taxes	—	—	(27)
Income (loss) from discontinued operations, net of taxes	$7	$(20)	$(4)
Income before taxes, excluding the above referenced pretax loss on sale, for the Australia consumer banking business was as follows:

In millions of dollars	2021	2020	2019
Income before taxes	$306	$181	$302
The following assets and liabilities for the Australia consumer banking business were identified and reclassified to held-for-sale within Other assets and Other liabilities on the Consolidated Balance Sheet at December 31, 2021:

In millions of dollars	December 31, 2021
Assets
Cash and deposits with banks	$24
Loans (net of allowance of $242 million at December 31, 2021)	8,813
Goodwill and intangible assets	257
Other assets	81
Total assets	$9,175
Liabilities
Deposits	$7,034
Long-term debt	479
Other liabilities	171
Total liabilities	$7,684
Income before taxes for the period in which the individually significant component was classified as held-for-sale and for all prior periods was as follows:

In millions of dollars	2021	2020	2019
Income before taxes	$145	$42	$196

The following assets and liabilities for the Philippines consumer banking business were identified and reclassified to held-for-sale within Other assets and Other liabilities on the Consolidated Balance Sheet at December 31, 2021:

In millions of dollars	December 31, 2021
Assets
Cash and deposits with banks	$20
Loans (net of allowance of $96 million at December 31, 2021)	1,132
Goodwill	244
Other assets, advances to/from subsidiaries	588
Other assets	63
Total assets	$2,047
Liabilities
Deposits	$1,373
Other liabilities	76
Total liabilities	$1,449
Income before taxes for the divested business, excluding the pretax gain on sale, was as follows:

In millions of dollars	2021	2020	2019
Income before taxes	$—	$—	$123

Summarized reserve charges
The following table summarizes the reserve charges related to the Korea VERP and other initiatives reported in the Legacy Franchises operating segment:

In millions of dollars	2021
Employee termination costs (pretax)
Original reserve charges	$1,052
Utilization	(1)
Foreign exchange	3
Balance at December 31, 2021	$1,054